Intangible Assets (Details)				1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2021 USD ($) shares	Aug. 03, 2021 USD ($) $ / shares shares	Aug. 03, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2026 USD ($)	Aug. 31, 2021 $ / shares	Oct. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares
Intangible Assets (Details) [Line Items]
Amortization expense					$ 834,000	$ 740,000	$ 104,000	$ 105,000	$ 127,000	$ 460,000	$ 615,000	$ 969,000	$ 1,026,000
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year										$ 9,300,000	$ 2,400,000
Amortization Expense									$ 127,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two								$ 105,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three							$ 104,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four														$ 104,000
Number of Reporting Units					200,000
Purchase of new bitcoin mining machines					$ 60,000
Common shares issued (in Shares) | shares	4,500,000
Common shares with a fair value	$ 11,400,000
Common shares issued (in Shares) | shares												628,320
Invest Purchase Agreement			$ 480,000
Common price per,shares (in Dollars per share) | $ / shares															$ 4.25	$ 1.19	$ 1.29
Purchase price			1,560,000
Purchase Agreement			$ 96,000
Goodwill prior acquisitions													$ 1,400,000
Developed impairment charge													$206,000
Impairment charge				$ 70,000									$ 80,000
Series of Individually Immaterial Business Acquisitions [Member]
Intangible Assets (Details) [Line Items]
Common shares issued (in Shares) | shares		480,000
Per share (in Dollars per share) | $ / shares		$ 3.25
Purchase price		$ 1,560,000
Majestic Dragon Financial Services Ltd. [Member]
Intangible Assets (Details) [Line Items]
Common shares issued (in Shares) | shares					135,000
Finder's fee					$ 456,000
Common Stock [Member]
Intangible Assets (Details) [Line Items]
Common price per,shares (in Dollars per share) | $ / shares			$ 3.25